AST JENNISON LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 100.0%
Common Stocks
Aerospace & Defense — 1.0%
Safran SA (France)*	114,386	$15,585,226
Automobiles — 5.5%
Tesla, Inc.*	131,182	87,620,393
Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	26,298	8,599,446
S&P Global, Inc.	24,190	8,535,925
		17,135,371
Entertainment — 4.7%
Netflix, Inc.*	89,087	46,473,124
ROBLOX Corp. (Class A Stock)*(a)	94,120	6,101,800
Spotify Technology SA*	79,904	21,410,277
		73,985,201
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	58,639	20,669,075
Health Care Equipment & Supplies — 2.0%
Danaher Corp.	73,258	16,488,911
DexCom, Inc.*	25,270	9,081,785
Intuitive Surgical, Inc.*	9,259	6,841,845
		32,412,541
Health Care Providers & Services — 0.5%
Guardant Health, Inc.*	48,236	7,363,225
Health Care Technology — 0.2%
Teladoc Health, Inc.*(a)	16,261	2,955,437
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc. (Class A Stock)*(a)	8,458	1,589,596
Chipotle Mexican Grill, Inc.*	13,835	19,657,045
		21,246,641
Interactive Media & Services — 12.7%
Alphabet, Inc. (Class A Stock)*	19,033	39,255,943
Alphabet, Inc. (Class C Stock)*	20,462	42,328,307
Facebook, Inc. (Class A Stock)*	223,702	65,886,950
Match Group, Inc.*	222,050	30,505,229
Snap, Inc. (Class A Stock)*	436,012	22,799,068
		200,775,497
Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc.*	36,423	112,695,676
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	83,733	4,439,524
MercadoLibre, Inc. (Argentina)*	6,196	9,121,379
		126,256,579
IT Services — 17.6%
Adyen NV (Netherlands), 144A*	13,832	30,911,658
Afterpay Ltd. (Australia)*	69,799	5,466,452
Mastercard, Inc. (Class A Stock)	81,410	28,986,030
Okta, Inc.*	26,116	5,756,750
PayPal Holdings, Inc.*	146,509	35,578,246
Shopify, Inc. (Canada) (Class A Stock)*	56,452	62,464,138
Snowflake, Inc. (Class A Stock)*(a)	38,805	8,897,210
Square, Inc. (Class A Stock)*	115,775	26,286,714
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*	93,962	$32,018,491
Visa, Inc. (Class A Stock)(a)	192,634	40,786,397
		277,152,086
Leisure Products — 1.0%
Peloton Interactive, Inc. (Class A Stock)*	143,812	16,170,221
Multiline Retail — 1.3%
Target Corp.	103,750	20,549,763
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	110,124	32,029,565
Pharmaceuticals — 1.0%
Eli Lilly & Co.	86,473	16,154,886
Road & Rail — 3.5%
Uber Technologies, Inc.*	660,181	35,986,466
Union Pacific Corp.	86,951	19,164,870
		55,151,336
Semiconductors & Semiconductor Equipment — 5.2%
NVIDIA Corp.	92,288	49,275,332
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	273,677	32,370,515
		81,645,847
Software — 14.4%
Adobe, Inc.*	90,388	42,967,744
Atlassian Corp. PLC (Class A Stock)*	58,733	12,378,567
Coupa Software, Inc.*	37,510	9,545,545
Crowdstrike Holdings, Inc. (Class A Stock)*	92,274	16,840,928
Microsoft Corp.	265,488	62,594,106
RingCentral, Inc. (Class A Stock)*	49,154	14,641,994
salesforce.com, Inc.*	113,391	24,024,151
ServiceNow, Inc.*	14,072	7,037,548
Trade Desk, Inc. (The) (Class A Stock)*	22,946	14,952,990
Workday, Inc. (Class A Stock)*	65,947	16,383,213
Zoom Video Communications, Inc. (Class A Stock)*	18,322	5,886,675
		227,253,461
Specialty Retail — 3.5%
Carvana Co.*	93,317	24,486,381
Home Depot, Inc. (The)	25,486	7,779,601
TJX Cos., Inc. (The)	343,721	22,737,144
		55,003,126
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	704,765	86,087,045
Textiles, Apparel & Luxury Goods — 6.7%
Kering SA (France)	33,709	23,291,985
Lululemon Athletica, Inc.*	61,377	18,824,940
LVMH Moet Hennessy Louis Vuitton SE (France)	47,955	32,003,948
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AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	232,559	$30,904,766
		105,025,639

Total Long-Term Investments (cost $712,699,432)		1,578,228,161
Short-Term Investments — 2.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,749,203	1,749,203
PGIM Institutional Money Market Fund (cost $32,549,488; includes $32,536,640 of cash collateral for securities on loan)(b)(wa)	32,610,710	32,594,404

Total Short-Term Investments (cost $34,298,691)		34,343,607

TOTAL INVESTMENTS—102.2% (cost $746,998,123)		1,612,571,768

Liabilities in excess of other assets — (2.2)%		(34,777,164)

Net Assets — 100.0%		$1,577,794,604

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,475,434; cash collateral of $32,536,640 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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